RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

                       Supplement dated September 1, 2000

                   to the Statement of Additional Information
                               Dated July 31, 2000

THE FOLLOWING SUPPLEMENTS THE SECTION "MANAGEMENT" ON PAGE B-8 OF THE STATEMENT OF ADDITIONAL INFORMATION DATED JULY 31, 2000:


                            Position(s) Held      Principal Occupation(s)
Name and Address               with Trust         During Past Five Years
----------------               ----------         ----------------------
John W. Ferris, 12/12/40         Trustee          International securities and
Peterson Sullivan P.L.L.C.                        income tax advisor; former
2330 Two Union Square                             partner (until December 31,
Seattle, WA  98101                                1998) of Peterson Sullivan
                                                  P.L.L.C., Certified Public
                                                  Accountants